DIVESTITURES - Disclosure of detailed information about components of assets and liabilities held for sale (Details) - USD ($) $ in Thousands		1 Months Ended
	Aug. 14, 2023	Mar. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets:
Other Receivable			$ 12,303	$ 10,099
Inventory			62,524	63,690
Prepaid expenses and other			8,169	8,720
Assets arising from exploration for and evaluation of mineral resources			1,034,522	998,835
Property, plant and equipment			378,630	406,294
Liabilities:
Trade payables and accrued liabilities			103,895	94,413
Leases			16,215	17,370
Deferred tax liabilities			80,094	79,017
Lease liabilities			11,320	19,332
Decommissioning liabilities			$ 159,067	$ 151,564	$ 149,017
Divestitures [Member] | La Guitarra [Member]
Assets:
Cash and cash equivalents		$ 5,401
Other Receivable		427
Inventory		440
Prepaid expenses and other		35
Assets arising from exploration for and evaluation of mineral resources		34,089
Other assets		40
Property, plant and equipment		4,003
Total assets		44,435
Liabilities:
Trade payables and accrued liabilities		232
Leases		21
Deferred tax liabilities		6,894
Decommissioning liabilities		2,951
Total liabilities		10,098
Net assets disposed		34,337
Loss on disposal		(1,378)
Total non-cash consideration		$ 33,172
Divestitures [Member] | La Parrilla [Member]
Assets:
Cash and cash equivalents	$ 0
Other Receivable	0
Inventory	854
Prepaid expenses and other	0
Assets arising from exploration for and evaluation of mineral resources	13,891
Other assets	680
Property, plant and equipment	5,829
Total assets	21,254
Liabilities:
Trade payables and accrued liabilities	0
Leases	519
Deferred tax liabilities	1,667
Decommissioning liabilities	4,167
Total liabilities	6,353
Net assets disposed	14,901
Loss on disposal	(1,646)
Total non-cash consideration	$ 13,822